SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1002	1.0667	1.1334
Balance at ending (in shares)	34,482,312
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning (in shares)	47,596,801	52,789,478	50,106,488
Expired (in shares)	(205,000)	0	0
Forfeited (in shares)	(1,423,375)	(3,660,928)	(946,738)
Granted (in shares)	270,000	4,801,938	12,081,000
Exercised (in shares)	(11,756,114)	(6,333,687)	(8,451,272)
Balance at ending (in shares)	34,482,312	47,596,801	52,789,478
Vested (in shares)	9,284,834	8,687,584	21,388,237
Unvested (in shares)	25,197,478	38,909,217	31,401,241
Weighted average exercise price at 1 January (in usd per share) | $ / shares	$ 0.897	$ 0.911	$ 0.909
Weighted average exercise price, expired (in usd per share) | $ / shares	0.847	0	0
Weighted average exercise price of share options, forfeited (in usd per share) | $ / shares	0.992	0.847	1.046
Weighted average exercise price, granted (in usd per share) | $ / shares	1.349	0.902	0.931
Weighted average exercise price, exercised (in usd per share) | $ / shares	0.857	0.599	0.520
Weighted average exercise price at 31 December (in usd per share) | $ / shares	0.952	0.897	0.911
Weighted average exercise price, vested (in usd per share) | $ / shares	0.856	0.844	0.833
Weighted average exercise price, unvested (in usd per share) | $ / shares	$ 0.987	$ 0.910	$ 0.966